EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Exploration And Evaluation Of Assets [Line Items]
Tangible exploration and evaluation assets	$ 27,742,431	$ 27,483,563
Additions	3,170,302	2,878,672
Earn-in Barrick payment	(2,762,890)	(2,619,804)
Tangible exploration and evaluation assets	28,149,843	27,742,431
North Kivu [Member]
Exploration And Evaluation Of Assets [Line Items]
Tangible exploration and evaluation assets	10,281,524	10,158,956
Additions	159,205	122,568
Earn-in Barrick payment	0	0
Tangible exploration and evaluation assets	10,440,729	10,281,524
Ngayu [Member]
Exploration And Evaluation Of Assets [Line Items]
Tangible exploration and evaluation assets	17,460,907	17,324,607
Additions	2,756,814	2,756,104
Earn-in Barrick payment	(2,762,890)	(2,619,804)
Tangible exploration and evaluation assets	17,454,831	17,460,907
KGL-Somituri [Member]
Exploration And Evaluation Of Assets [Line Items]
Tangible exploration and evaluation assets	0	0
Additions	254,283	0
Earn-in Barrick payment	0	0
Tangible exploration and evaluation assets	$ 254,283	$ 0